Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax expense/(benefit) for the twelve months ended December 31, 2025, 2024 and 2023 was allocated as follows:

	Twelve Months Ended December 31,
	2025	2024	2023

	($ in millions)
Income tax expense/(benefit) allocated to net income	$103.9	$(22.0)	$(132.1)
Income tax expense allocated to other comprehensive income	37.5	3.3	20.6
Total income tax expense (benefit)	$141.4	$(18.7)	$(111.5)

Schedule of Income Tax by Taxing Authority
Income/(loss) from operations before income taxes and income tax expense/(benefit) attributable to that income/(loss) for the twelve months ended December 31, 2025, 2024 and 2023, disaggregated by domestic/national and foreign operations, is provided in the tables below:

	Twelve Months Ended December 31, 2025
	Income/(loss) before tax	Current tax expense	Deferred tax expense/(benefit)	Total income tax expense

	($ in millions)
Domestic/National (Bermuda) (1)	$109.7	$2.1	$7.7	$9.8
Foreign:
U.S.	293.6	57.4	5.3	62.7
U.K.	(21.4)	15.6	9.8	25.4
Other (2)	62.2	6.5	(0.5)	6.0
Total	$444.1	$81.6	$22.3	$103.9

	Twelve Months Ended December 31, 2024
	Income before tax	Current tax expense	Deferred tax expense/(benefit)	Total income tax expense/(benefit)

	($ in millions)
Domestic/National (Bermuda)	$85.3	$—	$1.3	$1.3
Foreign:
U.S.	269.0	62.7	(4.4)	58.3
U.K.	106.9	3.9	(85.3)	(81.4)
Other	2.9	—	(0.2)	(0.2)
Total	$464.1	$66.6	$(88.6)	$(22.0)

	Twelve Months Ended December 31, 2023
	Income before tax	Current tax expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense

	($ in millions)
Domestic/National (Bermuda)	$148.8	$—	$(201.1)	$(201.1)
Foreign:
U.S.	236.3	52.4	3.0	55.4
U.K.	0.7	5.3	0.1	5.4
Other	16.8	7.9	0.3	8.2
Total	$402.6	$65.6	$(197.7)	$(132.1)
________________
(1)    As a result of the Bermuda Corporate Income Tax Act 2023, a 15% corporate income tax has been applied to the Company’s Bermuda operations. All Bermuda income taxes are levied by the Government of Bermuda and are considered national income taxes. The Company has not incurred any Bermuda state income taxes.
(2)    Current tax expense and deferred tax (benefit) in “Other” relates to the branches of Aspen UK and Aspen Bermuda Limited.

Income Tax Reconciliation	The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company, after the adoption of ASU 2023-09, for the twelve months ended December 31, 2025 is provided in the table below:

	Twelve Months Ended December 31, 2025
	$ in millions	Percentage

Income Tax Reconciliation
Income tax benefit at statutory tax rate	$66.6	15.0%
Foreign tax effects:
United Kingdom:
Prior year adjustments (1)	13.7	3.1
Pillar II top-up tax	10.2	2.3
Statutory tax rate differential	16.8	3.8
Tax credits	(10.3)	(2.3)
Other adjustments	0.5	0.1
United States:
Statutory tax rate differential	27.4	6.2
Changes in valuation allowance	(5.7)	(1.3)
Other adjustments	1.3	0.3
Switzerland:
Statutory tax rate differential	4.4	1.0
Changes in valuation allowance	(6.0)	(1.4)
Other adjustments	(1.4)	(0.3)
Other foreign jurisdictions	(0.4)	(0.1)
Effect of changes in tax laws or rates enacted in the period	(10.2)	(2.3)
Tax credits	(0.8)	(0.2)
Nontaxable or nondeductible items	3.5	0.8
Other adjustments - prior year adjustments (1)	(5.7)	(1.3)
Income tax expense and effective tax rate	$103.9	23.4%
________________
(1)    The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of these consolidated financial statements. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in these consolidated financial statements and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2025 predominantly relate to the determination of results under U.K. GAAP, upon which the U.K. tax returns are based. These items can only be reasonably determined on an accurate basis after the Company’s Annual Report on Form 20F has been filed.
The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company, prior to the adoption of ASU 2023-09, for the twelve months ended December 31, 2024 and 2023 is provided in the table below:

	Twelve Months Ended December 31,
	2024	2023

Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—
Overseas statutory tax rates differential	88.1	56.3
Base erosion and anti-abuse tax (BEAT) expense	0.2	0.9
Prior year adjustments (1)	(5.9)	6.9
Introduction of Bermuda corporate income tax	2.2	(201.1)
Change in valuation allowance (2)	(106.6)	4.0
Foreign exchange	0.6	(1.3)
Non-deductible expenses	0.3	2.5
Impact of changes in statutory tax rates	(0.9)	(0.3)
Total income tax (benefit)	$(22.0)	$(132.1)
________________
(1)    The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of these consolidated financial statements. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in these consolidated financial statements and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2024 predominantly relate to the determination of the results of the U.K. operating subsidiaries and its branches. The prior period adjustments for the twelve months ended December 31, 2023 predominantly relate to the determination of results in the U.K.
(2) The decrease in valuation allowance in 2024 related to a change in judgment about the recoverability of deferred tax assets in Aspen UK.
Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2025 and 2024:

	As at December 31,
	2025	2024

	($ in millions)
Deferred tax assets:
Share-based payments	$0.8	$—
Operating loss carryforwards	150.7	181.1
Capital loss carryforwards	17.9	17.8
Insurance reserves: Losses and loss adjustment expenses	99.1	111.2
Unrealized losses on investments	—	7.4
Accrued expenses	11.0	11.3
Foreign tax credit carryforwards	20.2	22.0
Insurance reserves: Unearned premiums	34.9	34.5
Intangible assets	74.0	82.7
Office properties and equipment	15.4	14.7
Operating lease liabilities	14.3	15.0
Other temporary differences	4.2	8.1
Total deferred tax assets	$442.5	$505.8
Less valuation allowance	(49.2)	(64.0)
Deferred tax assets, net of valuation allowance	$393.3	$441.8

Deferred tax liabilities:
Unrealized gains on investments	$(1.4)	$—
Intangible assets	(0.6)	(0.2)
Deferred acquisition costs	(34.0)	(31.0)
Right-of-use operating lease assets	(9.9)	(10.4)
Insurance reserves: Losses and loss adjustment expenses	(3.8)	—
Other temporary differences	(5.1)	(3.4)
Total deferred tax (liabilities)	$(54.8)	$(45.0)

Net deferred tax assets	$338.5	$396.8

Summary of Income Tax Payments
The Company made the following tax payments for the twelve months ended December 31, 2025:

Twelve Months Ended December 31, 2025

($ in millions)
National (Bermuda)	$3.0
Foreign:
U.S.	55.0
U.K.	12.5
Other	1.3
Total income taxes paid	$71.8